UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08246

Exact name of registrant as specified in charter:
Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Global Dividend
and Income
Fund, Inc.
May 31, 2008

Closed-end fund

Table of contents

> Sector and country allocations	1
> Statement of net assets	3
> Statement of operations	15
> Statements of changes in net assets	16
> Statement of cash flows	17
> Financial highlights	18
> Notes to financial statements	19
> Other Fund information	24
> About the organization	27

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

Sector and country allocations

Delaware Investments Global Dividend and Income Fund, Inc.

As of May 31, 2008

Sector designations may be different than the sector and country designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	77.85%
Consumer Discretionary	9.44%
Consumer Staples	6.16%
Diversified REITs	0.29%
Energy	5.71%
Financials	11.89%
Health Care	11.10%
Health Care REITs	1.06%
Hotel REITs	0.68%
Industrial REITs	1.29%
Industrials	6.75%
Information Technology	8.23%
Mall REITs	1.85%
Manufactured Housing REITs	0.28%
Materials	2.64%
Mortgage REITs	0.45%
Multifamily REITs	0.72%
Office REITs	0.76%
Real Estate Operating Companies	0.38%
Shopping Center REITs	0.13%
Specialty Retail	0.30%
Telecommunications	5.93%
Utilities	1.81%
Convertible Preferred Stock	4.93%
Automobiles & Automotive Parts	0.19%
Banking, Finance & Insurance	2.99%
Cable, Media & Publishing	0.22%
Energy	0.44%
Health Care & Pharmaceuticals	0.34%
Telecommunications	0.17%
Utilities	0.58%
Preferred Stock	1.51%
Industrials	0.03%
Leisure, Lodging & Entertainment	0.43%
Real Estate	1.05%
Convertible Bonds	7.06%
Aerospace & Defense	0.38%
Basic Materials	0.20%
Cable, Media & Publishing	0.23%
Computers & Technology	1.45%
Electronics & Electrical Equipment	0.26%
Energy	0.73%
Environmental Services	0.05%
Health Care & Pharmaceuticals	2.09%
Real Estate	0.15%
Retail	0.20%
Telecommunications	0.77%
Transportation	0.30%
Utilities	0.25%
Corporate Bonds	22.49%
Banking	1.06%
Basic Industries	1.88%
Brokerage	0.35%
Capital Goods	1.59%
Consumer Cyclical	1.86%
Consumer Non-Cyclical	0.94%
Energy	2.75%
Finance & Investments	1.49%
Media	1.33%
Real Estate	0.45%
Services Cyclical	1.98%
Services Non-Cyclical	1.35%
Technology & Electronics	0.85%
Telecommunications	3.10%
Utilities	1.51%

(continues)      1

Sector and country allocations

Delaware Investments Global Dividend and Income Fund, Inc.

Percentage
Sector	of Net Assets
Foreign Agencies	3.27%
Regional Agencies	0.63%
Senior Secured Loans	0.30%
Sovereign Agency	0.31%
Sovereign Debt	8.93%
Supranational Banks	4.03%
U.S. Treasury Obligation	0.24%
Limited Partnership	0.13%
Right	0.02%
Warrants	0.00%
Repurchase Agreements	6.90%
Securities Lending Collateral	17.82%
Total Value of Securities	156.42%
Obligation to Return Securities Lending Collateral	(17.82%)
Borrowing Under Line of Credit	(40.01%)
Receivables and Other Assets Net of Liabilities	1.41%
Total Net Assets	100.00%

Percentage
Country	of Net Assets
Argentina	0.05%
Australia	2.27%
Austria	1.78%
Belgium	0.67%
Bermuda	0.50%
Brazil	0.23%
British Virgin Islands	0.18%
Canada	2.53%
Cayman Islands	0.21%
Denmark	0.93%
Finland	0.83%
France	8.06%
Germany	6.03%
Hong Kong	0.84%
Indonesia	0.19%
Ireland	1.22%
Japan	9.71%
Luxembourg	0.18%
Malaysia	0.57%
Mexico	1.42%
Netherlands	2.06%
Norway	0.86%
Poland	0.57%
Republic of Korea	1.18%
Singapore	0.25%
Supranational	4.03%
Sweden	0.90%
Switzerland	0.80%
Taiwan	0.88%
United Kingdom	8.07%
United States	80.60%
Total	138.60%

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 77.85%❖
Consumer Discretionary – 9.44%
P@=†Avado Brands	272	$0
Bayerische Motoren Werke	7,289	429,797
*Don Quijote	20,800	434,977
Gap	28,700	523,775
Kesa Electricals	99,864	402,111
*Lagardere	5,304	382,793
Limited Brands	29,300	567,835
Mattel	25,900	521,626
*NGK Spark Plug	26,000	323,521
†Penn National Gaming	250	11,605
*Publicis Groupe	12,198	484,754
Round One	229	280,169
*Techtronic Industries	361,000	344,616
†Time Warner Cable Class A	2	60
Toyota Motor	7,780	396,231
WPP Group	26,662	323,259
		5,427,129
Consumer Staples – 6.16%
Coca-Cola Amatil	45,185	349,426
Greggs	3,013	243,120
Heinz (H.J.)	13,000	648,830
*†Jarden	500	9,375
Kimberly-Clark	8,800	561,440
Kraft Foods Class A	20,200	656,096
*Metro	5,919	436,292
Safeway	20,000	637,400
		3,541,979
Diversified REITs – 0.29%
Hang Lung Group	27,000	139,079
*iStar Financial	1,500	28,680
		167,759
Energy – 5.71%
BP	64,403	775,740
Chevron	5,800	575,070
ConocoPhillips	8,700	809,970
Marathon Oil	9,200	472,788
*Total	7,428	648,036
		3,281,604
Financials – 11.89%
Allstate	13,100	667,313
*Anglo Irish Bank	33,600	433,547
*AXA	11,418	403,320
*Dexia	16,273	383,462
Discover Financial Services	36,200	620,830
Hartford Financial
Services Group	7,300	518,811
HBOS	25,883	205,107
ING Groep CVA	14,204	542,160
*Lehman Brothers Holdings	12,000	441,720
Mitsubishi UFJ
Financial Group	42,194	431,384
Morgan Stanley	13,300	588,259
Nordea Bank FDR	28,260	458,897
Royal Bank of
Scotland Group	26,585	120,345
Standard Chartered	11,768	436,897
Wachovia	12,000	285,600
*Washington Mutual	33,100	298,562
		6,836,214
Health Care – 11.10%
Abbott Laboratories	9,800	552,230
AstraZeneca	10,221	446,689
Baxter International	9,300	568,230
Bristol-Myers Squibb	26,800	610,772
Brookdale Senior Living	2,300	60,674
Johnson & Johnson	9,000	600,660
Novartis	8,757	459,988
Novo-Nordisk Class B	8,183	532,383
Ono Pharmaceutical	8,000	462,064
Pfizer	27,000	522,720
*Sanofi-Aventis	6,773	504,719
*Terumo	9,100	453,101
Wyeth	13,700	609,239
		6,383,469
Health Care REITs – 1.06%
Health Care
Property Investors	3,100	106,206
Health Care REIT	2,700	130,410
*Medical Properties Trust	9,400	114,774
Ventas	5,400	257,364
		608,754
Hotel REITs – 0.68%
Ashford Hospitality Trust	6,300	38,682
Hersha Hospitality Trust	23,700	225,387
Host Hotels & Resorts	7,500	128,925
		392,994
Industrial REITs – 1.29%
AMB Property	3,800	223,972
ProLogis	8,400	520,212
		744,184
Industrials – 6.75%
*Asahi Glass	30,000	394,917
*Compagnie de Saint-Gobain	4,826	389,130
Donnelley (R.R.) & Sons	19,500	640,185
*Grupo Aeroportuario del
Centro Norte ADR	3,400	68,136
Koninklijke Philips Electronics	13,067	501,606
†Northwest Airlines	68	480
P@=†Port Townsend	100	62,400
*Teleperformance	5,770	244,290

(continues)     3

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Tomkins	65,099	$233,431
Travis Perkins	11,607	192,350
*Vallourec	1,600	495,588
Waste Management	17,400	659,982
		3,882,495
Information Technology – 8.23%
Canon	8,200	442,508
†CGI Group Class A	53,210	572,450
Fujitsu	55,000	445,467
Intel	26,900	623,541
International Business
Machines	4,600	595,378
Motorola	61,400	572,862
Nokia	16,535	476,565
Samsung Electronics	684	492,921
Xerox	37,500	509,250
		4,730,942
Mall REITs – 1.85%
General Growth Properties	6,700	278,452
Macerich	2,500	178,825
Simon Property Group	6,100	606,096
		1,063,373
Manufactured Housing REITs – 0.28%
Equity Lifestyle Properties	2,500	124,225
*Sun Communities	1,900	38,095
		162,320
Materials – 2.64%
duPont (E.I.) deNemours	13,800	661,158
*Lafarge	2,478	448,060
*Linde	2,708	406,460
		1,515,678
Mortgage REITs – 0.45%
Annaly Capital
Management	6,500	115,765
Chimera Investment	5,000	69,300
KKR Financial Holdings	5,900	71,744
		256,809
Multifamily REITs – 0.72%
*American Campus
Communities	4,000	121,680
*Apartment Investment &
Management	2,296	90,853
Camden Property Trust	2,000	98,520
Equity Residential	2,400	101,496
		412,549
Office REITs – 0.76%
*Alexandria Real Estate
Equities	2,400	250,320
Brandywine Realty Trust	4,600	86,342
SL Green Realty	1,000	99,700
		436,362
Real Estate Operating Companies – 0.38%
Macquarie Infrastructure	4,200	139,608
Marriott International
Class A	2,300	75,693
		215,301
Shopping Center REITs – 0.13%
Ramco-Gershenson
Properties	3,300	73,755
		73,755
Specialty Retail – 0.30%
*Entertainment
Properties Trust	3,100	170,655
		170,655
Telecommunications – 5.93%
AT&T	16,900	674,309
†Century Communications	125,000	89
Chunghwa Telecom ADR	20,345	503,946
Telefonos de Mexico ADR	13,000	535,860
Telstra	66,879	303,666
†Telstra - New	64,272	291,829
Verizon Communications	15,900	611,673
Vodafone Group	152,087	488,858
		3,410,230
Utilities – 1.81%
*†Mirant	53	2,153
National Grid	30,708	453,834
Progress Energy	13,700	585,812
		1,041,799
Total Common Stock
(cost $40,852,496)		44,756,354

Convertible Preferred Stock – 4.93%
Automobiles & Automotive Parts – 0.19%
*General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32	6,750	109,485
		109,485
Banking, Finance & Insurance – 2.99%
Aspen Insurance Holdings
5.625% exercise price
$29.28, expiration date 12/31/49	3,400	165,538
•*Citigroup Funding 4.973%
exercise price $29.50,
expiration date 9/27/08	7,000	163,170
Fannie Mae 8.75% exercise
price $32.45, expiration
date 5/13/11	1,500	74,813
#Goldman Sachs Group 144A
35.60% exercise price
$100.00, expiration
date 8/22/08	3,500	337,998

		Number of	Value
		Shares	(U.S. $)
Convertible Preferred Stock (continued)
Banking, Finance & Insurance (continued)
#Morgan Stanley 144A
11.00% exercise price
$94.64, expiration date 1/7/09		1,700	$160,132
35.50% exercise price
$100.00, expiration
date 10/28/08		800	775,547
XL Capital 7.00% exercise
price $80.59, expiration
date 2/15/09		3,000	41,760
			1,718,958
Cable, Media & Publishing – 0.22%
#Interpublic Group 144A
5.25% exercise price
$13.66, expiration date
12/31/49		140	129,360
			129,360
Energy – 0.44%
Chesapeake Energy
4.50% exercise price
$44.17, expiration date
12/31/49		1,275	173,081
El Paso Energy Capital Trust I
4.75% exercise price
$41.59, expiration date
3/31/28		1,950	81,530
			254,611
Health Care & Pharmaceuticals – 0.34%
Mylan 6.50% exercise price
$17.08, expiration date
11/15/10		100	94,866
Schering-Plough
6.00% exercise price
$33.69, expiration date
8/13/10		500	98,094
			192,960
Telecommunications – 0.17%
Lucent Technologies Capital
Trust I 7.75% exercise
price $24.80, expiration
date 3/15/17		120	96,030
			96,030
Utilities – 0.58%
Entergy 7.625% exercise
price $86.97, expiration
date 2/17/09		2,500	177,187
NRG Energy 5.75% exercise
price $30.23, expiration
date 3/16/09		440	155,898
			333,085
Total Convertible Preferred Stock
(cost $2,906,503)			2,834,489

Preferred Stock – 1.51%
Industrials – 0.03%
P@=Port Townsend		20	19,800
			19,800
Leisure, Lodging & Entertainment – 0.43%
Red Lion Hotels Capital
Trust 9.50%		10,226	246,958
			246,958
Real Estate – 1.05%
Grace Acquisitions 8.75%		10,000	100,000
SL Green Realty 7.625%		22,000	502,480
			602,480
Total Preferred Stock
(cost $1,075,450)			869,238

		Principal
		Amount°
Convertible Bonds – 7.06%
Aerospace & Defense – 0.38%
#AAR 144A 1.75% 2/1/26
exercise price $29.43,
expiration date 2/1/26	USD	90,000	82,463
#L-3 Communications
144A 3.00% 8/1/35
exercise price $101.70,
expiration date 8/1/35		110,000	135,575
			218,038
Basic Materials – 0.20%
*Rayonier TRS Holdings
3.75% 10/15/12 exercise
price $54.82, expiration
date 10/15/12		105,000	112,350
			112,350
Cable, Media & Publishing – 0.23%
#Playboy Enterprises 144A
3.00% 3/15/25 exercise
price $17.02, expiration
date 3/15/25		160,000	131,800
			131,800
Computers & Technology – 1.45%
Advanced Micro Devices
6.00% 5/1/15 exercise
price $28.08, expiration
date 5/1/15		90,000	61,200
#144A 6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15		165,000	112,200
Euronet Worldwide
3.50% 10/15/25
exercise price $40.48,
expiration date
10/15/25		150,000	126,000

(continues)     5

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Convertible Bonds (continued)
Computers & Technology (continued)
Fairchild Semiconductor
5.00% 11/1/08 exercise
price $30.00, expiration
date 11/1/08	USD	140,000	$140,349
Hutchinson Technology
3.25% 1/15/26 exercise
price $36.43, expiration
date 1/15/26		120,000	91,200
#Intel 144A 2.95% 12/15/35
exercise price $31.53,
expiration date
12/15/35		105,000	106,575
ON Semiconductor
2.625% 12/15/26
exercise price $10.50,
expiration date
12/15/26		105,000	122,194
SanDisk 1.00% 5/15/13
exercise price $82.36,
expiration date 5/15/13		100,000	76,000
			835,718
Electronics & Electrical Equipment – 0.26%
Flextronics International
1.00% 8/1/10 exercise
price $15.53, expiration
date 8/1/10		150,000	146,250
			146,250
Energy – 0.73%
Halliburton
3.125% 7/15/23
exercise price $18.74,
expiration date 7/15/23		100,000	260,124
Peabody Energy
4.75% 12/15/41
exercise price $58.45,
expiration date
12/15/41		55,000	80,163
Transocean
1.50% 12/15/37
exercise price $168.61,
expiration date
12/15/37		35,000	39,506
1.65% 12/15/37
exercise price $168.61,
expiration date
12/15/37		35,000	39,419
			419,212
Environmental Services – 0.05%
Allied Waste Industries
4.25% 4/15/34 exercise
price $20.43, expiration
date 4/15/34		31,000	29,838
			29,838
Health Care & Pharmaceuticals – 2.09%
Advanced Medical Optics
3.25% 8/1/26 exercise
price $59.61, expiration
date 8/1/26		205,000	159,644
#Allergan 144A
1.50% 4/1/26 exercise
price $63.33, expiration
date 4/1/26		150,000	165,750
Amgen
*0.375% 2/1/13 exercise
price $79.48, expiration
date 2/1/13		85,000	73,631
#144A 0.375% 2/1/13
exercise price $79.48,
expiration date 2/1/13		60,000	51,975
•Bristol-Myers Squibb
2.30% 9/15/23 exercise
price $41.28, expiration
date 9/15/23		100,000	99,500
CV Therapeutics
3.25% 8/16/13 exercise
price $27.00, expiration
date 8/16/13		45,000	33,863
*Genzyme 1.25% 12/1/23
exercise price $71.24,
expiration date 12/1/23		100,000	108,000
Health Management
Associates
4.375% 8/1/23 exercise
price $13.93, expiration
date 8/1/23		70,000	70,175
fHologic 2.00% 12/15/37
exercise price $38.59,
expiration date
12/15/37		85,000	76,075
LifePoint Hospitals
3.50% 5/15/14 exercise
price $51.79, expiration
date 5/14/14		40,000	36,500
Teva Pharmaceutical
Finance 0.25% 2/1/26
exercise price $47.06,
expiration date 2/1/26		120,000	123,300
•Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24		200,000	204,041
			1,202,454
Real Estate – 0.15%
MeriStar Hospitality
9.50% 4/1/10 exercise
price $10.18, expiration
date 4/1/10		85,000	87,253
			87,253

	Principal		Value
	Amount°		(U.S. $)
Convertible Bonds (continued)
Retail – 0.20%
Pantry 3.00% 11/15/12
exercise price $50.10,
expiration date
11/15/12	USD	65,000	$45,581
#Saks 144A 2.00% 3/15/24
exercise price $11.97,
expiration date 3/15/24		55,000	69,988
			115,569
Telecommunications – 0.77%
Level 3 Communications
3.50% 6/15/12 exercise
price $5.46, expiration
date 6/15/12		110,000	95,838
NII Holdings
3.125% 6/15/12
exercise price $118.32,
expiration date 6/15/12		155,000	134,655
#Nortel Networks 144A
1.75% 4/15/12 exercise
price $32.00, expiration
date 4/15/12		40,000	30,150
2.125% 4/15/14
exercise price $32.00,
expiration date 4/15/14		40,000	27,600
Qwest Communications
International
3.50% 11/15/25
exercise price $5.73,
expiration date
11/15/25		70,000	75,163
#Virgin Media 144A
6.50% 11/15/16
exercise price $19.22,
expiration date
11/15/16		70,000	79,800
			443,206
Transportation – 0.30%
#ExpressJet Holdings 144A
4.25% 8/1/23 exercise
price $18.20, expiration
date 8/1/23		50,000	41,500
JetBlue Airways
3.50% 7/15/33 exercise
price $28.33, expiration
date 7/15/33		135,000	133,313
			174,813
Utilities – 0.25%
Dominion Resources
2.125% 12/15/23
exercise price $36.33,
expiration date
12/15/23		110,000	140,525
			140,525
Total Convertible Bonds
(cost $4,206,980)			4,057,026

Corporate Bonds – 22.49%
Banking – 1.06%
•Capital One FSB
2.968% 3/13/09		165,000	164,232
JPMorgan Chase Capital
XXV 6.80% 10/1/37		187,000	168,055
P@WM Covered Bond Program
3.875% 9/27/11	EUR	190,000	275,889
			608,176
Basic Industries – 1.88%
*Domtar 7.125% 8/15/15	USD	50,000	48,000
#Evraz Group 144A
9.50% 4/24/18		100,000	102,619
Foundation Pennsylvania
Coal 7.25% 8/1/14		77,000	79,310
Freeport McMoRan Copper
& Gold 8.25% 4/1/15		56,000	59,438
Georgia-Pacific
*7.70% 6/15/15		40,000	39,900
8.875% 5/15/31		62,000	61,690
Innophos 8.875% 8/15/14		35,000	35,875
#Innophos Holdings 144A
9.50% 4/15/12		30,000	29,100
International Coal Group
10.25% 7/15/14		40,000	40,200
International Paper
7.95% 6/15/18		20,000	20,104
#MacDermid 144A
9.50% 4/15/17		53,000	51,675
Momentive Performance
Materials
9.75% 12/1/14		62,000	57,815
#NewPage 144A
10.00% 5/1/12		50,000	53,500
P@=‡Port Townsend
12.431% 8/27/12		28,000	27,720
Potlatch 13.00% 12/1/09		88,000	97,238
*#Rock-Tenn 144A
9.25% 3/15/16		30,000	31,800
Rockwood Specialties
Group 7.50% 11/15/14		50,000	49,250
•#Ryerson 144A
10.248% 11/1/14		55,000	51,013
#Sappi Papier Holding 144A
6.75% 6/15/12		45,000	42,346
#Steel Dynamics 144A
7.75% 4/15/16		75,000	75,563
•Verso Paper Holdings
6.623% 8/1/14		25,000	23,375
			1,077,531
Brokerage – 0.35%
Goldman Sachs Group
6.75% 10/1/37		185,000	174,116
LaBranche 11.00% 5/15/12		27,000	27,878
			201,994

(continues)     7

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.59%
*Associated Materials
9.75% 4/15/12	USD	35,000	$35,000
BWAY 10.00% 10/15/10		40,000	40,500
CPG International I
10.50% 7/1/13		32,000	26,720
DRS Technologies
7.625% 2/1/18		50,000	54,125
*Graham Packaging
8.50% 10/15/12		105,000	102,375
Graphic Packaging
International
8.50% 8/15/11		50,000	50,750
Greenbrier 8.375% 5/15/15		60,000	58,050
Interface 10.375% 2/1/10		62,000	65,410
Intertape Polymer
8.50% 8/1/14		26,000	23,270
L-3 Communications
7.625% 6/15/12		25,000	25,531
#Moog 144A
7.25% 6/15/18		10,000	10,125
NXP BV Funding
9.50% 10/15/15		150,000	141,938
Owens Brockway
Glass Container
6.75% 12/1/14		110,000	111,925
Owens Corning
6.50% 12/1/16		30,000	26,381
*Smurfit-Stone Container
Enterprises
8.00% 3/15/17		32,000	27,760
Thermadyne Holdings
10.50% 2/1/14		25,000	24,500
Trimas 9.875% 6/15/12		35,000	32,725
Vitro 11.75% 11/1/13		55,000	55,275
			912,360
Consumer Cyclical – 1.86%
*Dollar General
10.625% 7/15/15		55,000	54,175
DR Horton 8.00% 2/1/09		30,000	30,150
Ford Motor 7.45% 7/16/31		74,000	51,615
Ford Motor Credit
7.80% 6/1/12		315,000	278,920
*General Motors
8.375% 7/15/33		70,000	48,300
GMAC
*5.85% 1/14/09		30,000	29,475
6.875% 8/28/12		243,000	195,903
*KB Home
7.75% 2/1/10		15,000	14,813
8.625% 12/15/08		30,000	30,450
Lear 8.75% 12/1/16		114,000	104,025
*Neiman Marcus Group
10.375% 10/15/15		15,000	15,581
PIK 9.00% 10/15/15		42,000	43,155
Sonic Automotive
8.625% 8/15/13		25,000	24,375
*Tenneco Automotive
8.625% 11/15/14		65,000	64,675
Toll
8.25% 2/1/11		15,000	14,550
8.25% 12/1/11		15,000	14,475
Travelport 9.875% 9/1/14		55,000	53,213
			1,067,850
Consumer Non-Cyclical – 0.94%
ACCO Brands
7.625% 8/15/15		30,000	27,750
#AmBev International
Finance 144A
9.50% 7/24/17	BRL	250,000	131,801
*Constellation Brands
8.125% 1/15/12	USD	110,000	111,925
Del Monte
*6.75% 2/15/15		15,000	14,588
8.625% 12/15/12		10,000	10,300
Iron Mountain
*6.625% 1/1/16		25,000	24,250
8.625% 4/1/13		30,000	30,600
*Jarden 7.50% 5/1/17		56,000	50,260
P@National Beef Packing
10.50% 8/1/11		62,000	57,970
Pilgrim’s Pride
7.625% 5/1/15		29,000	26,825
*8.375% 5/1/17		30,000	26,325
Visant Holding
8.75% 12/1/13		30,000	30,000
			542,594
Energy – 2.75%
AmeriGas Partners
7.125% 5/20/16		57,000	55,575
Chesapeake Energy
6.375% 6/15/15		48,000	46,200
6.625% 1/15/16		20,000	19,500
Complete Production
Service 8.00% 12/15/16		25,000	25,438
Compton Petroleum Finance
7.625% 12/1/13		88,000	86,569
#Connacher Oil & Gas 144A
10.25% 12/15/15		65,000	68,900
#Copano Energy 144A
7.75% 6/1/18		30,000	29,963
Dynergy Holdings
7.75% 6/1/19		105,000	100,012
El Paso
6.875% 6/15/14		46,000	46,390
7.00% 6/15/17		67,000	67,568

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#El Paso Performance-
Linked Trust 144A
7.75% 7/15/11	USD	46,000	$47,549
Energy Partners
9.75% 4/15/14		27,000	25,515
Ferrellgas Finance Escrow
6.75% 5/1/14		45,000	43,200
Geophysique-Veritas
7.50% 5/15/15		13,000	13,228
7.75% 5/15/17		36,000	36,900
#Helix Energy Solutions
144A 9.50% 1/15/16		60,000	62,700
#Hilcorp Energy I 144A
7.75% 11/1/15		37,000	36,353
9.00% 6/1/16		52,000	54,210
Inergy Finance
6.875% 12/15/14		52,000	50,440
8.25% 3/1/16		20,000	20,450
#Key Energy Services 144A
8.375% 12/1/14		40,000	41,500
Mariner Energy
8.00% 5/15/17		60,000	58,350
#MarkWest Energy Partners
144A 8.75% 4/15/18		55,000	57,888
Massey Energy
6.875% 12/15/13		57,000	56,430
OPTI Canada
7.875% 12/15/14		25,000	25,438
8.25% 12/15/14		28,000	28,980
PetroHawk Energy
9.125% 7/15/13		67,000	70,015
#144A 7.875% 6/1/15		15,000	15,056
Plains Exploration &
Production
7.00% 3/15/17		61,000	59,018
*7.625% 6/1/18		20,000	20,200
Range Resources
7.25% 5/1/18		10,000	10,200
Regency Energy Partners
8.375% 12/15/13		48,000	49,920
#Stallion Oilfield Services
144A 9.75% 2/1/15		25,000	20,750
Whiting Petroleum
7.25% 5/1/13		87,000	86,999
Williams 7.50% 1/15/31		43,000	45,150
			1,582,554
Finance & Investments – 1.49%
GE Capital UK Funding
4.625% 1/18/16	GBP	114,000	199,725
General Electric Capital
5.125% 1/28/14	SEK	1,000,000	163,001
•6.51% 2/2/11	NOK	1,000,000	194,153
•HSBC Financial
3.387% 4/24/10	CAD	101,000	98,711
Leucadia National
8.125% 9/15/15	USD	29,000	29,834
#LVB Acquisition Merger Sub
144A 10.00% 10/15/17		50,000	53,875
#Nuveen Investments 144A
10.50% 11/15/15		52,000	49,140
Red Arrow International
Leasing
8.375% 6/30/12	RUB	1,554,053	65,645
			854,084
Media – 1.33%
CCO Holdings
8.75% 11/15/13	USD	45,000	42,975
#Charter Communications
Operating 144A
10.78% 9/15/14		140,000	150,499
*Clear Channel
Communications
5.50% 9/15/14		40,000	26,232
CSC Holdings
6.75% 4/15/12		20,000	19,500
#144A 8.50% 6/15/15		40,000	40,200
Dex Media West
9.875% 8/15/13		77,000	74,401
#DirecTV Holdings 144A
7.625% 5/15/16		50,000	50,063
Echostar 7.125% 2/1/16		110,000	105,599
Lamar Media
6.625% 8/15/15		60,000	56,851
#LBI Media 144A
8.50% 8/1/17		25,000	20,375
Quebecor Media
7.75% 3/15/16		67,000	65,995
Univision Communications
7.85% 7/15/11		55,000	52,250
#Videotron 144A
9.125% 4/15/18		55,000	59,125
			764,065
Real Estate – 0.45%
Host Hotels & Resorts
7.125% 11/1/13		207,000	205,965
iStar Financial
8.625% 6/1/13		55,000	54,435
			260,400
Services Cyclical – 1.98%
ARAMARK
•6.373% 2/1/15		25,000	24,125
8.50% 2/1/15		93,000	95,674
Cardtronics
9.25% 8/15/13		30,000	28,800
#144A 9.25% 8/15/13		27,000	25,920

(continues)     9

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
Corrections Corporation of
America 6.25% 3/15/13	USD	20,000	$19,800
FTI Consulting
7.625% 6/15/13		99,000	102,960
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		100,000	101,500
Gaylord Entertainment
8.00% 11/15/13		57,000	55,290
Global Cash Access
8.75% 3/15/12		45,000	45,000
Harrah’s Operating
5.50% 7/1/10		65,000	59,394
Hertz 8.875% 1/1/14		54,000	54,000
Kansas City Southern de
Mexico 9.375% 5/1/12		103,000	108,150
Majestic Star Casino
9.50% 10/15/10		25,000	21,688
MGM MIRAGE
7.50% 6/1/16		125,000	111,718
7.625% 1/15/17		24,000	21,240
‡Northwest Airlines
10.00% 2/1/09		15,000	150
*Park Place Entertainment
7.875% 3/15/10		40,000	38,100
#Pokagon Gaming Authority
144A 10.375% 6/15/14		106,000	115,274
Seabulk International
9.50% 8/15/13		50,000	52,813
#Seminole Indian Tribe of
Florida 144A
7.804% 10/1/20		40,000	38,399
8.03% 10/1/20		20,000	19,449
			1,139,444
Services Non-Cyclical – 1.35%
Advanced Medical Optics
7.50% 5/1/17		55,000	51,700
Allied Waste North America
*7.375% 4/15/14		50,000	50,750
7.875% 4/15/13		27,000	27,743
#Bausch & Lomb 144A
9.875% 11/1/15		90,000	94,500
Casella Waste Systems
9.75% 2/1/13		68,000	68,340
Community Health Systems
8.875% 7/15/15		75,000	77,719
P@CRC Health 10.75% 2/1/16		29,000	24,505
HCA
9.25% 11/15/16		85,000	89,994
PIK 9.625% 11/15/16		155,000	163,912
•HealthSouth
10.829% 6/15/14		50,000	51,250
Select Medical
7.625% 2/1/15		35,000	31,325
Universal Hospital Services
PIK 8.50% 6/1/15		46,000	46,690
			778,428
Technology & Electronics – 0.85%
•Freescale Semiconductor
6.675% 12/15/14		45,000	38,250
International Business
Machines
4.00% 11/11/11	EUR	200,000	299,061
Sungard Data Systems
9.125% 8/15/13	USD	52,000	53,820
*10.25% 8/15/15		93,000	97,185
			488,316
Telecommunications – 3.10%
Alltel 7.00% 7/1/12		60,000	52,800
Broadview Networks
Holdings
11.375% 9/1/12		30,000	28,800
•Centennial Communications
8.448% 1/1/13		37,000	35,428
Citizens Communications
7.125% 3/15/19		185,000	170,199
Cricket Communications
9.375% 11/1/14		107,000	103,790
Hughes Network Systems
9.50% 4/15/14		52,000	52,780
Ω*Inmarsat Finance
10.375% 11/15/12		103,000	103,515
Intelsat Bermuda
11.25% 6/15/16		117,000	119,925
Lucent Technologies
6.45% 3/15/29		57,000	43,961
MetroPCS Wireless
9.25% 11/1/14		107,000	103,389
Nortel Networks
•6.963% 7/15/11		62,000	58,590
10.75% 7/15/16		95,000	94,288
#144A 10.75% 7/15/16		5,000	4,963
PAETEC Holding
9.50% 7/15/15		30,000	28,350
Qwest
6.50% 6/1/17		40,000	37,300
7.50% 10/1/14		55,000	55,000
Qwest Capital Funding
7.25% 2/15/11		67,000	65,828
Rural Cellular
•8.623% 11/1/12		25,000	25,563
9.875% 2/1/10		77,000	79,310

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Sprint Capital
8.375% 3/15/12	USD	160,000	$155,722
Time Warner
Telecom Holdings
9.25% 2/15/14		40,000	41,600
Virgin Media Finance
8.75% 4/15/14		110,000	108,625
Windstream
8.125% 8/1/13		207,000	212,692
			1,782,418
Utilities – 1.51%
AES
8.00% 10/15/17		41,000	41,359
#144A 8.00% 6/1/20		15,000	14,813
#144A 8.75% 5/15/13		20,000	20,875
Edison Mission Energy
7.625% 5/15/27		25,000	23,688
Elwood Energy
8.159% 7/5/26		93,779	90,113
Midwest Generation
8.30% 7/2/09		52,609	53,661
Mirant Americas
Generation
8.30% 5/1/11		101,000	105,292
Mirant North America
7.375% 12/31/13		62,000	62,775
NRG Energy 7.375% 2/1/16		153,000	149,557
#Texas Competitive Electric
Holdings 144A
10.25% 11/1/15		300,000	307,874
			870,007
Total Corporate Bonds
(cost $12,869,760)			12,930,221

Foreign Agencies – 3.27%
Austria – 0.40%
Oesterreichische
Kontrollbank
1.80% 3/22/10	JPY	24,000,000	230,509
			230,509
Germany – 2.87%
KFW
1.75% 3/23/10	JPY	14,000,000	134,514
3.50% 7/4/21	EUR	228,000	308,623
4.125% 7/4/17	EUR	523,000	782,191
4.95% 10/14/14	CAD	85,000	89,947
6.00% 7/15/09	NZD	267,000	204,367
Rentenbank
1.375% 4/25/13	JPY	14,000,000	132,185
			1,651,827
Total Foreign Agencies
(cost $1,732,246)			1,882,336

Regional Agencies – 0.63%
Australia – 0.63%
New South Wales Treasury
6.00% 5/1/12	AUD	242,000	222,088
Queensland Treasury
6.00% 8/14/13	AUD	152,000	138,952
Total Regional Agencies
(cost $317,176)			361,040

«Senior Secured Loans – 0.30%
Ford Motor
5.80% 11/29/13	USD	139,326	120,491
Talecris Biotherapeutics 2nd
Lien 9.18% 12/6/14		55,000	48,950
Total Senior Secured Loans
(cost $177,326)			169,441

Sovereign Agency – 0.31%
Norway – 0.31%
Kommunalbanken
4.25% 10/24/11	NOK	940,000	176,592
Total Sovereign Agency
(cost $150,395)			176,592

Sovereign Debt – 8.93%
Argentina – 0.05%
Republic of Argentina
8.28% 12/31/33	USD	35,579	29,086
			29,086
Austria – 1.31%
Republic of Austria
5.25% 1/4/11	EUR	143,000	227,056
#144A 4.00% 9/15/16	EUR	350,000	524,536
			751,592
France – 1.02%
France Government O.A.T.
4.00% 10/25/38	EUR	30,000	39,934
4.00% 4/25/55	EUR	420,000	544,809
			584,743
Germany – 0.95%
Deutschland Republic
4.00% 1/4/18	EUR	105,400	158,739
6.25% 1/4/24	EUR	213,000	385,969
			544,708
Indonesia – 0.34%
Republic of Indonesia
10.00% 9/17/24	IDR	1,000,000,000	85,960
10.25% 7/15/22	IDR	625,000,000	55,698
10.25% 7/15/27	IDR	644,000,000	56,030
			197,688

(continues)     11

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Sovereign Debt (continued)
Japan – 2.64%
Japan Government
5 yr Bond
1.10% 12/20/12	JPY	6,900,000	$64,881
1.50% 6/20/11	JPY	36,900,000	354,332
10 yr Bond
1.70% 3/20/17	JPY	26,700,000	254,108
20 yr Bond
2.30% 6/20/26	JPY	51,000,000	486,737
30 yr Bond
2.40% 3/20/37	JPY	17,550,000	163,604
CPI Linked 10 yr Bond
1.40% 3/10/18	JPY	20,239,100	192,593
			1,516,255
Malaysia – 0.57%
Malaysian Government
3.756% 4/28/11	MYR	535,000	165,652
7.00% 3/15/09	MYR	509,000	161,272
			326,924
Mexico – 0.09%
Mexican Bonos
8.00% 12/17/15	MXN	360,000	34,632
10.00% 12/5/24	MXN	135,000	15,165
			49,797
Norway – 0.55%
Norwegian Government
6.50% 5/15/13	NOK	1,527,000	318,477
			318,477
Poland – 0.57%
Poland Government
4.75% 4/25/12	PLN	317,000	137,948
6.25% 10/24/15	PLN	410,000	188,195
			326,143
Republic of Korea – 0.32%
Government of South
Korea 4.25% 12/7/21	EUR	140,000	187,142
			187,142
Sweden – 0.10%
Sweden Government
5.50% 10/8/12	SEK	330,000	57,329
			57,329
United Kingdom – 0.42%
U.K. Treasury
5.00% 3/7/12	GBP	35,300	70,030
5.00% 3/7/18	GBP	11,300	22,402
5.25% 6/7/12	GBP	57,000	113,954
9.00% 7/12/11	GBP	17,000	37,419
			243,805
Total Sovereign Debt
(cost $4,829,341)			5,133,689

Supranational Banks – 4.03%
Asia Development Bank
0.50% 10/9/12	AUD	199,000	141,513
European Bank for
Reconstruction &
Development
6.50% 12/20/10	RUB	1,700,000	71,546
12.50% 3/23/09	ISK	19,600,000	263,710
European Investment Bank
1.40% 6/20/17	JPY	35,300,000	326,664
4.25% 12/7/10	GBP	173,000	332,301
4.75% 10/15/17	EUR	287,000	447,653
6.00% 7/15/09	NZD	182,000	139,306
Inter-American
Development Bank
7.25% 5/24/12	NZD	378,000	294,212
9.00% 8/6/10	BRL	132,000	77,335
13.00% 6/20/08	ISK	4,400,000	59,783
Nordic Investment Bank
4.625% 7/30/10	NOK	870,000	165,386
Total Supranational Banks
(cost $2,188,623)			2,319,409

U.S. Treasury Obligation – 0.24%
U.S. Treasury Notes
3.125% 4/30/13	USD	140,000	138,294
Total U.S. Treasury Obligation
(cost $138,157)			138,294

	Number of
	Shares
Limited Partnership – 0.13%
Brookfield Infrastructure
Partners		4,000	75,440
Total Limited Partnership
(cost $76,018)			75,440

Right – 0.02%
Royal Bank of Scotland		16,246	9,092
Total Right (cost $0)			9,092

Warrants – 0.00%
P@=†Port Townsend		20	480
†#Solutia 144A, exercise price
$7.59, expiration date
7/15/09		130	0
Total Warrants
(cost $11,539)			480

	Principal		Value
	Amount°		(U.S. $)
Repurchase Agreements** – 6.90%
BNP Paribas 2.18%,
dated 5/30/08, to
be repurchased on
6/2/08, repurchase
price $3,134,569
(collateralized by U.S.
government obligations,
ranging in par value
$34,000-$2,944,000,
4.00%-5.00%,
6/15/09-8/15/11; with
total market value
$3,201,850)	USD	3,134,000	$3,134,000
UBS Warburg 2.18%,
dated 5/30/08, to be
repurchased on
6/2/08, repurchase price
$834,152 (collateralized
by U.S. government
obligations,
ranging in par value
$104,000-$477,000,
4.50%-4.875%,
12/31/08-6/30/12;
with total market value
$852,053)		834,000	834,000
Total Repurchase Agreements
(cost $3,968,000)			3,968,000

Total Value of Securities
Before Securities Lending
Collateral – 138.60%
(cost $75,500,010)			79,681,141

		Number of
		Shares
Securities Lending Collateral*** – 17.82%
Investment Companies
Mellon GSL DBT II
Collateral Fund		10,246,163	10,246,163
Total Securities Lending Collateral
(cost $10,246,163)			10,246,163

Total Value of Securities – 156.42%
(cost $85,746,173)			89,927,304 ©
Obligation to Return Securities Lending
Collateral*** – (17.82%)			(10,246,163)
Borrowing Under Line of Credit – (40.01%)			(23,000,000)
Receivables and Other Assets
Net of Liabilities – 1.41%			810,430
Net Assets Applicable to 5,463,746
Shares Outstanding; Equivalent to $10.52
Per Share – 100.00%			$57,491,571

Components of Net Assets at May 31, 2008:
Common stock, $0.01 par value, 500,000,000
shares authorized to the Fund	$53,797,676
Distributions in excess of net investment income	(346,711)
Accumulated net realized loss on investments	(102,592)
Net unrealized appreciation of investments
and foreign currencies	4,143,198
Total net assets	$57,491,571

° Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ISK — Iceland Krona
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Rubles
SEK — Swedish Krona
USD — United States Dollar

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2008, the aggregate amount of fair valued securities was $110,400, which represented 0.19% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $468,764, which represented 0.82% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

†	Non-income producing security for the period ended May 31, 2008.

P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2008, the aggregate amount of the restricted securities was $468,764 or 0.82% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of May 31, 2008.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2008, the aggregate amount of Rule 144A securities was $5,144,204, which represented 8.95% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2008.

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Sector and country allocations on page 2.

(continues)     13

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

«	Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 10 in “Notes to financial statements.”

©	Includes $9,857,443 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipt
CPI — Consumer Price Index
CVA — Dutch Certificate
FDR — Federal Depositary Receipt
O.A.T. — Obligation Assimilable au Tresor (Treasury Obligation)
PIK — Payment-in-kind
REIT — Real Estate Investment Trust
yr — Year

The following foreign currency exchange and foreign cross currency exchange contracts were outstanding at May 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(17,722)	USD	16,967	6/2/08	$29
AUD	3,985	USD	(3,749)	6/30/08	45
AUD	(775,033)	USD	736,227	7/31/08	1,753
BRL	(251,873)	USD	149,924	7/31/08	(4,931)
CAD	(150,480)	USD	147,641	6/30/08	(3,735)
CAD	(136,648)	USD	137,653	7/31/08	239
EUR	147,363	JPY	(23,923,891)	7/31/08	811
EUR	432,479	NOK	(3,418,532)	7/31/08	4,904
EUR	183,198	NZD	(369,365)	7/31/08	(2,349)
EUR	(91,516)	SEK	852,746	7/31/08	(349)
EUR	(47,695)	USD	74,108	6/2/08	(73)
EUR	(181,016)	USD	283,506	7/31/08	2,831
EUR	1,335,522	USD	(2,089,148)	7/31/08	(18,350)
GBP	(60,182)	CAD	116,874	7/31/08	(1,113)
GBP	(440)	USD	869	6/2/08	(3)
GBP	(71,842)	USD	141,126	7/31/08	(505)
GBP	(63,603)	USD	125,226	7/31/08	(161)
IDR	(1,919,409,500)	USD	202,897	7/31/08	(3,137)
JPY	102,570,057	EUR	(631,822)	7/31/08	(3,520)
JPY	(74,946,037)	USD	721,745	6/30/08	9,743
JPY	243,514,525	USD	(2,344,642)	7/31/08	(27,126)
JPY	92,183,496	USD	(888,481)	7/31/08	(11,175)
MXN	(516,924)	USD	49,361	7/31/08	(310)
MYR	(1,308,284)	USD	407,248	7/31/08	3,762
NOK	(128,601)	USD	25,375	6/2/08	181
NOK	(103,457)	USD	20,494	7/31/08	348
NZD	(113,226)	AUD	92,762	7/31/08	113
NZD	(13,789)	USD	10,756	6/2/08	(45)
NZD	(368,072)	USD	285,587	7/31/08	183
PLN	(387,605)	USD	177,661	6/30/08	(559)
RUB	(3,378,250)	USD	142,723	7/31/08	464
SEK	(91,015)	USD	15,149	6/2/08	(11)
SEK	(1,440,613)	USD	242,012	7/31/08	2,879
					$(49,167)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$966,002
Interest	866,875
Securities lending income	38,003
Foreign tax withheld	(37,793)	$1,833,087

Expenses:
Management fees	283,134
Legal fees	35,478
Reports to shareholders	35,408
Custodian fees	23,212
Dividend disbursing and transfer agent fees and expenses	19,047
Accounting and administration expenses	16,190
Pricing fees	12,811
NYSE fees	10,625
Audit and tax	8,434
Taxes (other than taxes on income)	4,000
Dues and services	3,680
Directors’ fees	1,715
Consulting fees	621
Insurance fees	568
Leverage expenses	313
Registration fees	294
Directors’ expenses	110	455,640
Less expense paid indirectly		(3,628)
Total operating expenses (before interest expense)		452,012
Interest expense		384,264
Total operating expenses		836,276
Net Investment Income		996,811

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain on:
Investments		959,680
Foreign currencies		853,572
Net realized gain		1,813,252
Net change in unrealized appreciation/depreciation of investments and foreign currencies		(6,025,461)
Net Realized and Unrealized Loss on Investments and Foreign Currencies		(4,212,209)

Net Decrease in Net Assets Resulting from Operations		$(3,215,398)

See accompanying notes

Statements of changes in net assets

Delaware Investments Global Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$996,811	$1,457,575
Net realized gain on investments and foreign currencies	1,813,252	3,909,365
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(6,025,461)	(2,820,437)
Net increase (decrease) in net assets resulting from operations	(3,215,398)	2,546,503

Dividends and Distributions to Shareholders from:[1]
Net investment income	(2,622,598)	(2,193,842)
Net realized gains	—	(4,717,455)
Tax return of capital	—	(4,895,858)
	(2,622,598)	(11,807,155)

Net Decrease in Net Assets	(5,837,996)	(9,260,652)

Net Assets:
Beginning of period	63,329,567	72,590,219
End of period (including distributions in excess of net investment income of $346,711
and $349,505, respectively)	$57,491,571	$63,329,567

1 See Note 4 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2008 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(3,215,398)

Adjustments to reconcile net decrease in net assets from operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	9,571
Purchase of investment securities	(21,500,043)
Purchase of short-term investment securities	(335,028,675)
Proceeds from disposition of investment securities	23,865,250
Proceeds from disposition of short-term investment securities	331,214,177
Net realized gains on investment transactions	(959,680)
Net realized gains on foreign currencies	(853,572)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	6,025,461
Decrease in receivable for investments sold	1,796,694
Decrease in interest and dividends receivable	35,029
Increase in payable for investments purchased	570,233
Decrease in interest payable	(118,044)
Decrease in accrued expenses and other liabilities	(64,870)
Total adjustments	4,991,531
Net cash provided by operating activities	1,776,133

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(2,622,598)
Net cash used for financing activities	(2,622,598)
Effect of exchange rates on cash	154,167
Net decrease in cash	(692,298)
Cash at beginning of period	1,007,159
Cash at end of period	$314,861

Cash paid for interest expense for leverage	$502,308

See accompanying notes

Financial highlights

Delaware Investments Global Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$11.590	$13.290	$13.190	$13.590	$11.980	$9.940

Income (loss) from investment operations:
Net investment income[2]	0.182	0.269	0.273	0.384	0.416	0.554
Net realized and unrealized gain (loss)
on investments and foreign currencies	(0.772)	0.192	2.437	0.176	2.154	2.570
Total from investment operations	(0.590)	0.461	2.710	0.560	2.570	3.124

Less dividends and distributions from:
Net investment income	(0.480)	(0.402)	(0.316)	(0.398)	(0.815)	(0.918)
Net realized gain on investments	—	(0.863)	(2.294)	(0.562)	(0.145)	—
Return of capital	—	(0.896)	—	—	—	(0.166)
Total dividends and distributions	(0.480)	(2.161)	(2.610)	(0.960)	(0.960)	(1.084)

Net asset value, end of period	$10.520	$11.590	$13.290	$13.190	$13.590	$11.980

Market value, end of period	$9.950	$10.550	$13.800	$13.400	$12.300	$11.900

Total return based on:[3]
Market value	(0.93% )	(8.46% )	24.39%	17.22%	12.01%	25.92%
Net asset value	(4.65% )	4.43%	21.61%	4.43%	22.92%	32.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,492	$63,330	$72,590	$72,082	$81,321	$71,693
Ratio of expenses to average net assets	2.88%	3.13%	3.24%	2.59%	1.92%	2.04%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	1.12%	0.98%	1.01%	1.13%	0.98%	1.08%
Ratio of interest expense to adjusted average net assets[4]	0.95%	1.40%	1.40%	0.87%	0.46%	0.46%
Ratio of net investment income to average net assets	3.43%	2.01%	2.21%	2.84%	3.31%	5.14%
Ratio of net investment income to adjusted average net assets[4]	2.46%	1.52%	1.65%	2.19%	2.48%	3.88%
Portfolio turnover	56%	46%	76%	121%	78%	99%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$23,000	$23,000	$23,000	$23,000	$25,000	$21,000
Average daily balance of debt outstanding (000 omitted)	$23,000	$23,000	$23,000	$24,195	$24,410	$21,000
Average daily balance of shares outstanding (000 omitted)	5,464	5,464	5,464	5,777	5,986	5,986
Average debt per share	$4.21	$4.21	$4.21	$4.19	$4.08	$3.51
Asset coverage per $1,000 of debt outstanding at end of period	$3,500	$3,753	$4,156	$4,134	$4,253	$4,414

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4] Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2008 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $0.96 per share ($0.08 monthly). The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(continues)     19

Notes to financial statements

Delaware Investments Global Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distribution by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $77 for the six months ended May 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70%, which is calculated daily based on the adjusted average weekly net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $2,024 for these services.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the line of credit liability.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$47,189
Fees and other expenses payable to DSC
and fund accounting oversight fees	1,564
Other expenses payable to DMC and affiliates*	5,810

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $2,073 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2008, Roger A. Early was appointed co-portfolio manager of the Fund. Mr. Early serves as co-manager with D. Tysen Nutt Jr., Anthony A. Lombardi, Robert A. Vogel Jr., Nikhil G. Lalvani, Nashira S. Wynn, Edward Gray, Todd A. Bassion, Thomas H. Chow, Philip R. Perkins, Kevin P. Loome, Babak Zenouzi, and Damon J. Andres.

3. Investments
For the six months ended May 31, 2008, the Fund made purchases of $21,500,043 and sales of $23,865,250 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $86,065,374. At May 31, 2008, net unrealized appreciation was $3,861,930, of which $8,679,497 related to unrealized appreciation of investments and $4,817,567 related to unrealized depreciation of investments.

3. Investments (continued)
Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

	Securities	Derivatives
Level 1	$60,024,726	$—
Level 2	28,479,223	(49,167)
Level 3	1,423,355	—
Total	$89,927,304	$(49,167)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/07	$834,625	$—
Net realized gain (loss)	(150,463)	—
Net change in unrealized
appreciation/(depreciation)	(6,228)	—
Net purchases, sales and settlements	745,421	—
Balance as of 5/31/08	$1,423,355	$—
Net change in unrealized
appreciation/depreciation from
Investments still held as of 05/31/08	$6,067	$—

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/08*	11/30/07
Ordinary income	$1,913,849	$2,426,014
Long-term capital gains	708,749	4,485,283
Return of capital	—	4,895,858
Total	$2,622,598	$11,807,155

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$53,797,676
Undistributed long-term capital gains	216,609
Unrealized appreciation of investments
and foreign currencies	3,873,838
Other temporary differences	(396,552)
Net assets	$57,491,571

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, contingent payment debt instruments, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$1,628,581
Accumulated net realized loss	(1,628,581)

(continues)     21

Notes to financial statements

Delaware Investments Global Dividend and Income Fund, Inc.

6. Capital Stock
Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, BNY Mellon Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2008 and year ended November 30, 2007.

On May 22, 2008, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 30, 2008, the first business day following the expiration of the offer. The tender offer commenced on May 30, 2008 and expired on June 27, 2008. In connection with the tender offer, the Fund purchased 273,187 shares of capital stock at a total cost of approximately $2,573,422. The tender offer was oversubscribed, and all tenders of the shares were subject to pro-ration (at a ratio of approximately 0.619529253) in accordance with the terms of the tender offer.

The Fund did not repurchase any shares under the Share Repurchase Program during the six months ended May 31, 2008 and year ended November 30, 2007.

7. Line of Credit
For the six months ended May 31, 2008, the Fund borrowed money pursuant to a $25,000,000 Line of Credit Agreement with the Bank of New York. At May 31, 2008, the par value of loans outstanding was $23,000,000 at the Fed Funds rate of 2.23% plus 0.25%. During the six months ended May 31, 2008, the average daily balance of loans outstanding was $23,000,000 at a weighted average Fed Funds rate of approximately 3.27% plus 0.25%. The maximum amount of loans outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2008, the Fund did not enter into CDS contracts as a purchaser of protection or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

9. Swap Contracts (continued)
CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements.

10. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the value of the securities on loan was $9,857,443, for which the Fund received collateral, comprised of non-cash collateral valued at $86,496, and cash collateral of $10,246,163. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)

Delaware Investments Global Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Global Dividend and Income Fund, Inc. Advisory Agreement
At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Global Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed the Lipper reports with Counsel to the Independent Directors at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with independent counsel. Although the Directors gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve the quality and the cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five-, and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five-, and ten-year periods was in the first quartile. The Board considered the perceived advantages of personnel changes that took place in 2006 and 2007, including the hiring of a new head of the equity department in 2007. The Board commended Management’s efforts to enhance Fund performance and expressed confidence in the team, its philosophy and processes. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for each comparative fund as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

Board Consideration of Delaware Investments Global Dividend and Income Fund, Inc. Advisory Agreement (continued)
The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain investment accounting services, which was creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Dividend Reinvestment Plan
The Fund offers an automatic dividend reinvestment program (“Plan”). Shareholders who have shares registered in their own names are eligible to elect to participate in the Plan by contacting BNY Mellon Shareowner Services at 800 851-9677. Shareholders who hold their shares through a bank, broker, or other nominee should request the bank, broker, or nominee to participate in the Plan on their behalf. This can be done as long as the bank, broker, or nominee provides a dividend reinvestment service for the Fund. If the bank, broker, or nominee does not provide this service, such shareholders must have their shares taken out of “street” or nominee name and re-registered in their own name in order to participate in the Plan. Shareholders will receive their Distributions (as defined below) in cash unless they notify BNY Mellon Shareowner Services or their bank, broker, or nominee of their desire to enroll in the Plan.

BNY Mellon Shareowner Services will apply all cash dividends, capital gains and other distributions (collectively, “Distributions”) on the Fund’s shares of common stock which become payable to each Plan participant to the purchase of outstanding shares of the Fund’s common stock for such participant. These purchases may be made on a securities exchange or in the over-the-counter market, and may be subject to such terms of price, delivery, and related matters to which BNY Mellon Shareowner Services may agree. The Fund will not issue new shares in connection with the Plan.

Distributions reinvested for participants are subject to income taxes just as if they had been paid directly to the shareholder in cash. Participants will receive a year-end statement showing distributions reinvested, and any brokerage commissions paid on such participant’s behalf.

Shareholders holding shares of the Fund in their own names who wish to terminate their participation in the Plan may do so by sending written instruction to BNY Mellon Shareowner Services so that BNY Mellon Shareowner Services receives such instructions at least 10 days prior to the Distribution record date. Shareholders with shares held in account by a bank, broker, or other nominee should contact such bank, broker, or other nominee to determine the procedure for withdrawal from the Plan.

If written instructions are not received by BNY Mellon Shareowner Services at least 10 days prior to the record date for a particular Distribution, that Distribution may be reinvested at the sole discretion of BNY Mellon Shareowner Services. After a shareholder’s instructions to terminate participation in the Plan become effective, Distributions will be paid to shareholders in cash. Upon termination, a shareholder may elect to receive either stock or cash for all the full shares in the account. If cash is elected, BNY Mellon Shareowner Services will sell such shares at the then current market value and then send the net proceeds to the shareholder, after deducting brokerage commissions and related expenses. Any fractional shares at the time of termination will be paid in cash at the current market price, less brokerage commissions and related expenses, if any. Shareholders may at any time request a full or partial withdrawal of shares from the Plan, without terminating participation in the Plan. When shares outside of the Plan are liquidated, Distributions on shares held under the Plan will continue to be reinvested unless BNY Mellon Shareowner Services is notified of the shareholder’s withdrawal from the Plan.

(continues)     25

Other Fund information (unaudited)

Delaware Investments Global Dividend and Income Fund, Inc.

Dividend Reinvestment Plan (continued)
An investor holding shares that participate in the Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan. Please contact your broker/dealer for additional details.

BNY Mellon Shareowner Services will charge participants their proportional share of brokerage commissions on market purchases. Participants may obtain a certificate or certificates for all or part of the full shares credited to their accounts at any time by making a request in writing to BNY Mellon Shareowner Services. A fee may be charged to the participant for each certificate issuance.

If you have any questions and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. If you have any questions and shares are registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Effective August 1, 2008, the Dividend Reinvestment Plan may be amended by the Fund upon twenty days written notice to the Plan’s participants.

Notice Filing with the National Futures Association
In the future, the Fund may invest in futures contracts. It should be noted that the Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a CPO.

About the organization

This semiannual report is for the information of Delaware Investments Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Your reinvestment options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

(3249)	Printed in the USA
SA-DGF [5/08] DG3 7/08	MF-08-06-034 PO13049

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Global Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 28, 2008